Leases - Supplemental Balance Sheet Information Related to Operating Leases (Detail)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted-average remaining lease term (in years)	7 years 3 months	7 years 10 months 20 days
Weighted-average discount rate	2.62%	2.52%